Defined Contribution Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Contribution Plan Disclosure [Line Items]
Tax-deferred contributions	100.00%
Matching contributions	100.00%
Percentage of compensation	6.00%
Employer contributions to the plan	$ 1.4	$ 0.9	$ 0.4
Cinco Group [Member]
Defined Contribution Plan Disclosure [Line Items]
Employer contributions to the plan		0.1	0.2
REO revolving credit facility [Member]
Defined Contribution Plan Disclosure [Line Items]
Tax-deferred contributions	100.00%
Matching contributions	100.00%
Percentage of compensation	6.00%
Employer contributions to the plan		0.6	0.5
Cost and expenses to the plan		$ 0.3	$ 0.3
Vesting Schedule Period	3 years